NYSE Euronext

Received SEC
OCT 06 2010
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

[redacted]

10013487

CERTNYS
001-10306

October 6, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Royal Bank of Scotland Group plc (Guarantor), The Royal Bank of Scotland plc (Issuer) $2,000,000,000 3.95% Senior Notes due September 21, 2015 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 23, 2010. Tentative listing date – October 7, 2010.

Sincerely,